Fair Value Measurements (Details) - Schedule of Changes of the Forward Purchase Agreement with Significant Unobservable Inputs - Level 3 [Member] - USD ($) $ in Thousands			2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2024	Apr. 19, 2024	Jun. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Forward Purchase Agreement [Member]
Schedule of Changes of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Balance					$ 483	$ 483
Recognition of Forward Purchase Agreement Asset							17,125
Change in fair value					(483)		(16,642)
Balance							$ 483
Convertible Note [Member]
Schedule of Changes of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Balance		$ 2,144		2,321
Change in fair value		2,144	176	(779)
Principal Balance as of September 30, 2024	2,060
Issuance of convertible loan note at April 19, 2024
Balance	1,542		2,321	1,542		1,542
Warrant Liability [Member]
Schedule of Changes of the Forward Purchase Agreement with Significant Unobservable Inputs [Line Items]
Balance		803		808
Change in fair value		803	5	(299)
Issuance of convertible loan note at April 19, 2024
Balance	$ 509		$ 808	$ 509		$ 509